Related party transactions (Details Narrative)	Dec. 31, 2024
Chau oi wai [member]
IfrsStatementLineItems [Line Items]
Shareholdings percentage	27.27%
Chung hee shun [member]
IfrsStatementLineItems [Line Items]
Shareholdings percentage	24.83%
Chau oi yee [member]
IfrsStatementLineItems [Line Items]
Shareholdings percentage	27.27%
Leung man kit [member]
IfrsStatementLineItems [Line Items]
Shareholdings percentage	13.64%
Chan yuk ming [member]
IfrsStatementLineItems [Line Items]
Shareholdings percentage	6.99%